                                                               NATIONWIDE(R) VLI
                                                                SEPARATE ACCOUNT


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2000

                               INVESTMENT/LIFE(R)
                                      VAN KAMPEN/
                NATIONWIDE LIFE INSURANCE COMPANY

VLO-185-AD (06/00)

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

               We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VLI Separate Account.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 16, 2000

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different under- lying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accord- ingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of CONTRACT OWNERS' EQUITY by funds series may be found on page 7. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)


ASSETS:

   Investments in Van Kampen Life Investment Trust, at market value:

      Asset Allocation Fund
         2,271,304 shares (cost $25,929,995) ................................................................  $ 24,734,498

      Domestic Income Fund
         165,878 shares (cost $1,366,693) ...................................................................     1,230,813

      Emerging Growth Fund
         152,309 shares (cost $6,504,112) ...................................................................     7,845,417

      Enterprise Fund
         1,669,516 shares (cost $30,488,664) ................................................................    42,188,670

      Global Equity Fund
         98,572 shares (cost $1,378,347) ....................................................................     1,583,066

      Government Fund
         4,501,174 shares (cost $39,951,651) ................................................................    38,845,135

      Money Market Fund
         6,843,100 shares (cost $6,843,100) .................................................................     6,843,100

      Morgan Stanley Real Estate Securities Portfolio
         25,607 shares (cost $354,715) ......................................................................       344,676
                                                                                                                 ----------
            Total investments ...............................................................................   123,615,375
   Accounts receivable                                                                                                -
                                                                                                                 ----------
            Total assets ....................................................................................   123,615,375

ACCOUNTS PAYABLE ............................................................................................           707
                                                                                                                 ----------
CONTRACT OWNERS' EQUITY ..................................................................................... $ 123,614,668
                                                                                                              =============

                                                                                                                    PERIOD
Contract owners' equity represented by:                      UNITS                UNIT VALUE                        RETURN*
                                                           --------               ----------                        -------

   Single Premium contracts issued prior
   to April 16, 1990 (policy years 1 through 10):
      Emerging Growth Fund...............................         61              $ 49.256896   $       3,005         11%
      Government Fund....................................        181                22.266646           4,030          4%

   Single Premium contracts issued prior.................
   to April 16, 1990 (policy years 11 and thereafter):
      Asset Allocation Fund..............................    683,733                35.766629      24,454,825          1%
      Domestic Income Fund...............................     56,252                21.122058       1,188,158          0%
      Emerging Growth Fund...............................    155,683                50.188331       7,813,470         11%
      Enterprise Fund....................................    698,476                59.926129      41,856,963          6%
      Global Equity Fund.................................     77,531                20.348787       1,577,662         (5)%
      Government Fund....................................  1,709,524                22.689476      38,788,204          4%
      Money Market Fund..................................    358,617                19.069001       6,838,468          2%
      Morgan Stanley Real Estate
         Securities Portfolio............................     19,651                17.539695         344,673         14%

   Single Premium contracts issued
   on or after April 16, 1990:
      Asset Allocation Fund..............................      4,832                29.798100         143,984          0%
      Domestic Income Fund...............................      2,108                20.244962          42,676          0%
      Emerging Growth Fund...............................        599                48.404406          28,994         11%
      Enterprise Fund....................................      2,268                54.699632         124,059          6%
      Global Equity Fund.................................        276                19.625357           5,417         (6)%
      Government Fund....................................      3,200                16.620853          53,187          4%
      Money Market Fund..................................        376                13.673111           5,141          2%

   Multiple Payment and
   Flexible Premium contracts:
      Asset Allocation Fund..............................      4,974                27.318123         135,880          1%
      Enterprise Fund....................................      4,313                47.732874         205,872          6%
                                                            ========                =========   -------------
                                                                                                $ 123,614,668
                                                                                                =============

* The period return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                                    TOTAL
                                               -----------------------------------------------
                                                    2000             1999             1998
                                               -------------    -------------    -------------
INVESTMENT ACTIVITY:
   Reinvested dividends ....................   $   3,798,631        3,454,721          715,078
   Mortality and expense charges (note 3) ..        (315,405)        (299,305)        (325,514)
                                               -------------    -------------    -------------
     Net investment activity ...............       3,483,224        3,155,414          389,564
                                               -------------    -------------    -------------

   Proceeds from mutual fund shares sold ...      19,501,334       11,822,267       15,248,208
   Cost of mutual fund shares sold .........     (15,259,919)     (10,391,104)     (13,621,860)
                                               -------------    -------------    -------------
     Realized gain (loss) on investments ...       4,241,415        1,431,163        1,626,348
   Change in unrealized gain (loss)
     on investments ........................      (8,850,531)      (8,122,354)       7,052,946
                                               -------------    -------------    -------------
     Net gain (loss) on investments ........      (4,609,116)      (6,691,191)       8,679,294
                                               -------------    -------------    -------------
   Reinvested capital gains ................       6,261,569        5,475,769        1,152,786
                                               -------------    -------------    -------------
        Net change in contract owners'
          equity resulting from operations .       5,135,677        1,939,992       10,221,644
                                               -------------    -------------    -------------
EQUITY TRANSACTIONS:
   Purchase payment received from
     contract owners .......................          50,145           34,607          103,122
   Transfers between funds .................            --               --               --
   Surrenders ..............................      (6,963,398)      (5,061,144)      (4,516,416)
   Death benefits (note 4) .................      (1,362,630)        (696,850)      (1,709,102)
   Policy loans (net of repayments) (note 5)         533,379          987,738          541,236
   Deductions for surrender charges
     (note 2d) .............................            --            (10,061)            --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................        (672,917)        (589,000)        (583,918)
                                               -------------    -------------    -------------
        Net Equity Transactions ............      (8,415,421)      (5,334,710)      (6,165,078)
                                               -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      (3,279,744)      (3,394,718)       4,056,566
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................     126,894,412      124,866,267      119,254,731
                                               -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   $ 123,614,668      121,471,549      123,311,297
                                               =============    =============    =============

                                                           ASSET ALLOCATION FUND
                                               -----------------------------------------------
                                                    2000             1999             1998
                                               -------------    -------------    -------------
INVESTMENT ACTIVITY:
   Reinvested dividends ....................         960,568          935,397           28,407
   Mortality and expense charges (note 3) ..         (63,985)         (68,217)         (73,528)
                                               -------------    -------------    -------------
     Net investment activity ...............         896,583          867,180          (45,121)
                                               -------------    -------------    -------------

   Proceeds from mutual fund shares sold ...       2,371,629        2,594,934        1,635,617
   Cost of mutual fund shares sold .........      (2,408,005)      (2,502,817)      (1,501,272)
                                               -------------    -------------    -------------
     Realized gain (loss) on investments ...         (36,376)          92,117          134,345
   Change in unrealized gain (loss)
     on investments ........................      (2,650,489)      (3,408,234)       1,303,810
                                               -------------    -------------    -------------
     Net gain (loss) on investments ........      (2,686,865)      (3,316,117)       1,438,155
                                               -------------    -------------    -------------
   Reinvested capital gains ................       1,991,699        2,818,636          767,858
                                               -------------    -------------    -------------
        Net change in contract owners'
          equity resulting from operations .         201,417          369,699        2,160,892
                                               -------------    -------------    -------------
EQUITY TRANSACTIONS:
   Purchase payment received from
     contract owners .......................           9,644            9,564           51,441
   Transfers between funds .................        (563,619)         (33,557)            --
   Surrenders ..............................        (783,510)      (1,459,322)        (709,440)
   Death benefits (note 4) .................        (490,583)         (16,776)        (180,870)
   Policy loans (net of repayments) (note 5)        (183,506)        (218,439)          89,260
   Deductions for surrender charges
     (note 2d) .............................            --             (2,901)            --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................         (83,775)        (101,194)         (94,956)
                                               -------------    -------------    -------------
        Net equity transactions ............      (2,095,349)      (1,822,625)        (844,565)
                                               -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      (1,893,932)      (1,452,927)       1,316,327
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................      26,628,621       28,452,523       26,542,347
                                               -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......      24,734,689       26,999,597       27,858,674
                                               =============    =============    =============

                                                               DOMESTIC INCOME FUND
                                                  -----------------------------------------------
                                                       2000             1999             1998
                                                  -------------    -------------    -------------
INVESTMENT ACTIVITY:
   Reinvested dividends ....................            103,587          104,790            5,786
   Mortality and expense charges (note 3) ..             (3,274)          (4,128)          (6,389)
                                                  -------------    -------------    -------------
     Net investment activity ...............            100,313          100,662             (603)
                                                  -------------    -------------    -------------

   Proceeds from mutual fund shares sold ...             91,472          370,517          119,986
   Cost of mutual fund shares sold .........            (95,078)        (357,658)        (117,715)
                                                  -------------    -------------    -------------
     Realized gain (loss) on investments ...             (3,606)          12,859            2,271
   Change in unrealized gain (loss)
     on investments ........................            (94,410)        (167,964)          82,391
                                                  -------------    -------------    -------------
     Net gain (loss) on investments ........            (98,016)        (155,105)          84,662
                                                  -------------    -------------    -------------
   Reinvested capital gains ................               --               --               --
                                                  -------------    -------------    -------------
        Net change in contract owners'
          equity resulting from operations .              2,297          (54,443)          84,059
                                                  -------------    -------------    -------------
EQUITY TRANSACTIONS:
   Purchase payment received from
     contract owners .......................                109           (1,982)         259,689
   Transfers between funds .................            (42,297)         (22,182)            --
   Surrenders ..............................               --           (150,238)            --
   Death benefits (note 4) .................            (13,431)        (114,882)            --
   Policy loans (net of repayments) (note 5)             (4,628)          (3,073)         (26,947)
   Deductions for surrender charges
     (note 2d) .............................               --               (299)            --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................             (7,490)         (23,216)         (14,208)
                                                  -------------    -------------    -------------
        Net equity transactions ............            (67,737)        (315,872)         218,534
                                                  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......            (65,440)        (370,315)         302,593
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................          1,296,274        1,817,529        1,970,248
                                                  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......          1,230,834        1,447,214        2,272,841
                                                  =============    =============    =============

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                       EMERGING GROWTH FUND                            ENTERPRISE FUND
                                             -----------------------------------------    -----------------------------------------
                                                 2000           1999           1998           2000           1999           1998
                                             -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
   Reinvested dividends .................... $      --             --              870         75,243        112,795         30,666
   Mortality and expense charges (note 3) ..     (19,219)        (7,551)        (6,001)      (108,429)       (90,940)       (92,852)
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Net investment activity ...............     (19,219)        (7,551)        (5,131)       (33,186)        21,855        (62,186)
                                             -----------    -----------    -----------    -----------    -----------    -----------

   Proceeds from mutual fund shares sold ...   4,480,804      1,875,031      1,729,822      4,095,786      2,204,980      3,435,562
   Cost of mutual fund shares sold .........  (2,320,693)    (1,439,003)    (1,477,008)    (2,019,933)    (1,432,971)    (2,464,313)
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ...   2,160,111        436,028        252,814      2,075,853        772,009        971,249
   Change in unrealized gain (loss)
     on investments ........................  (1,366,317)       182,184        195,332     (3,841,436)    (1,158,906)     4,397,245
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Net gain (loss) on investments ........     793,794        618,212        448,146     (1,765,583)      (386,897)     5,368,494
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Reinvested capital gains ................      22,717           --             --        4,246,342      2,657,133        376,105
                                             -----------    -----------    -----------    -----------    -----------    -----------
        Net change in contract owners'
          equity resulting from operations .     797,292        610,661        443,015      2,447,573      2,292,091      5,682,413
                                             -----------    -----------    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
   Purchase payment received from
     contract owners .......................      36,869            158        217,004          5,788         34,568        (11,396)
   Transfers between funds .................     337,982        115,788           --           73,797       (139,926)          --
   Surrenders ..............................    (302,638)          --             --       (3,061,331)    (1,342,218)    (1,442,827)
   Death benefits (note 4) .................        --           (5,049)       (78,748)      (203,802)       (18,865)      (559,647)
   Policy loans (net of repayments) (note 5)      27,026       (173,079)       (59,637)        (3,797)       (30,420)       332,770
   Deductions for surrender charges
     (note 2d) .............................        --             --             --             --           (2,668)          --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................     (23,690)       (14,926)       (11,426)      (275,053)      (140,376)      (140,375)
                                             -----------    -----------    -----------    -----------    -----------    -----------
        Net equity transactions ............      75,549        (77,108)        67,193     (3,464,398)    (1,639,905)    (1,821,475)
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     872,841        533,553        510,208     (1,016,825)       652,186      3,860,938
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   6,972,628      3,036,214      2,046,452     43,203,719     37,398,585     33,589,123
                                             -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...... $ 7,845,469      3,569,767      2,556,660     42,186,894     38,050,771     37,450,061
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                        GLOBAL EQUITY FUND
                                             -----------------------------------------
                                                 2000           1999           1998
                                             -----------    -----------    -----------
INVESTMENT ACTIVITY:
   Reinvested dividends ....................       2,019          3,293         13,847
   Mortality and expense charges (note 3) ..      (4,047)        (2,772)        (2,731)
                                             -----------    -----------    -----------
     Net investment activity ...............      (2,028)           521         11,116
                                             -----------    -----------    -----------

   Proceeds from mutual fund shares sold ...     309,008        198,485        303,232
   Cost of mutual fund shares sold .........    (236,394)      (201,578)      (297,041)
                                             -----------    -----------    -----------
     Realized gain (loss) on investments ...      72,614         (3,093)         6,191
   Change in unrealized gain (loss)
     on investments ........................    (159,424)       122,203        170,414
                                             -----------    -----------    -----------
     Net gain (loss) on investments ........     (86,810)       119,110        176,605
                                             -----------    -----------    -----------
   Reinvested capital gains ................         811           --             --
                                             -----------    -----------    -----------
        Net change in contract owners'
          equity resulting from operations .     (88,027)       119,631        187,721
                                             -----------    -----------    -----------
EQUITY TRANSACTIONS:
   Purchase payment received from
     contract owners .......................         473              3        103,672
   Transfers between funds .................     133,143       (111,750)          --
   Surrenders ..............................    (305,566)          --         (158,360)
   Death benefits (note 4) .................        --          (10,076)       (45,481)
   Policy loans (net of repayments) (note 5)      53,878        (17,116)        (7,620)
   Deductions for surrender charges
     (note 2d) .............................        --             --             --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................     (21,486)        (7,056)        (7,046)
                                             -----------    -----------    -----------
        Net equity transactions ............    (139,558)      (145,995)      (114,835)
                                             -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......    (227,585)       (26,364)        72,886
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................   1,810,664      1,230,474      1,217,018
                                             -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   1,583,079      1,204,110      1,289,904
                                             ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                          GOVERNMENT FUND                             MONEY MARKET FUND
                                             -----------------------------------------    -----------------------------------------
                                                 2000           1999           1998           2000           1999           1998
                                             -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
   Reinvested dividends .................... $ 2,453,361      2,097,895        462,730        189,237        175,600        171,875
   Mortality and expense charges (note 3) ..     (98,045)      (104,720)      (125,204)       (17,590)       (20,042)       (17,708)
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Net investment activity ...............   2,355,316      1,993,175        337,526        171,645        155,558        154,167
                                             -----------    -----------    -----------    -----------    -----------    -----------

   Proceeds from mutual fund shares sold ...   3,093,250      1,630,817      4,490,724      4,998,313      2,873,382      3,201,053
   Cost of mutual fund shares sold .........  (3,106,439)    (1,498,122)    (4,235,603)    (4,998,313)    (2,873,382)    (3,201,053)
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ...     (13,189)       132,695        255,121           --             --             --
   Change in unrealized gain (loss)
     on investments ........................    (781,139)    (3,707,666)       950,686           --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
     Net gain (loss) on investments ........    (794,328)    (3,574,971)     1,205,807           --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Reinvested capital gains ................        --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
        Net change in contract owners'
          equity resulting from operations .   1,560,988     (1,581,796)     1,543,333        171,645        155,558        154,167
                                             -----------    -----------    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
   Purchase payment received from
     contract owners .......................      (3,678)        (8,344)      (878,188)           803            632        501,959
   Transfers between funds .................    (440,231)      (237,874)          --          509,366        436,411           --
   Surrenders ..............................  (2,084,839)    (1,093,130)    (1,682,350)      (416,349)    (1,016,236)      (523,439)
   Death benefits (note 4) .................    (606,836)      (306,175)      (844,356)       (33,064)      (225,028)          --
   Policy loans (net of repayments) (note 5)     692,344        572,595        310,598        (38,334)       857,553       (108,232)
   Deductions for surrender charges
     (note 2d) .............................        --           (2,173)          --             --           (2,020)          --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................    (194,155)      (228,542)      (239,691)       (64,394)       (71,286)       (73,261)
                                             -----------    -----------    -----------    -----------    -----------    -----------
        Net equity transactions ............  (2,637,395)    (1,303,643)    (3,333,987)       (41,972)       (19,973)      (202,973)
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......  (1,076,407)    (2,885,439)    (1,790,654)       129,673        135,585        (48,806)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................  39,921,828     44,870,031     46,274,622      6,713,936      7,682,960      6,952,567
                                             -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...... $38,845,421     41,984,592     44,483,968      6,843,609      7,818,545      6,903,761
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                              MORGAN STANLEY
                                                     REAL ESTATE SECURITIES PORTFOLIO
                                                -----------------------------------------
                                                    2000           1999           1998
                                                -----------    -----------    -----------
INVESTMENT ACTIVITY:
   Reinvested dividends ....................         14,616         24,951            897
   Mortality and expense charges (note 3) ..           (816)          (937)        (1,101)
                                                -----------    -----------    -----------
     Net investment activity ...............         13,800         24,014           (204)
                                                -----------    -----------    -----------

   Proceeds from mutual fund shares sold ...         61,072         74,121        332,212
   Cost of mutual fund shares sold .........        (75,064)       (85,573)      (327,855)
                                                -----------    -----------    -----------
     Realized gain (loss) on investments ...        (13,992)       (11,452)         4,357
   Change in unrealized gain (loss)
     on investments ........................         42,684         16,029        (46,932)
                                                -----------    -----------    -----------
     Net gain (loss) on investments ........         28,692          4,577        (42,575)
                                                -----------    -----------    -----------
   Reinvested capital gains ................           --             --            8,823
                                                -----------    -----------    -----------
        Net change in contract owners'
          equity resulting from operations .         42,492         28,591        (33,956)
                                                -----------    -----------    -----------
EQUITY TRANSACTIONS:
   Purchase payment received from
     contract owners .......................            137              9       (141,059)
   Transfers between funds .................         (8,141)        (6,910)          --
   Surrenders ..............................         (9,165)          --             --
   Death benefits (note 4) .................        (14,914)          --             --
   Policy loans (net of repayments) (note 5)         (9,604)          (283)        11,044
   Deductions for surrender charges
     (note 2d) .............................           --             --             --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................         (2,874)        (2,405)        (2,955)
                                                -----------    -----------    -----------
        Net equity transactions ............        (44,561)        (9,589)      (132,970)
                                                -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......         (2,069)        19,002       (166,926)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................        346,742        377,951        662,354
                                                -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ......        344,673        396,953        495,428
                                                ===========    ===========    ===========


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 2000, 1999 AND 1998
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);
            Van Kampen LIT - Asset Allocation Fund
            Van Kampen LIT - Domestic Income Fund
            Van Kampen LIT - Emerging Growth Fund
            Van Kampen LIT - Enterprise Fund
            Van Kampen LIT - Global Equity Fund
            Van Kampen LIT - Government Fund
            Van Kampen LIT - Money Market Fund
            Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio

         At June 30, 2000, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:
         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month
            Purchase payments totalling $25,000 or more - none
         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality and expense risk charges by contract type for the six month period ended June 30, 2000:

                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $         33                 -                -                14                -
     Single Premium contracts issued
       on or after April 16, 1990....           2,826             1,008              299               203              869
     Multiple Payment and Flexible
       Premium contracts.............           1,331               530                -                 -              801
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990.......         311,215            62,447            2,975            19,002          106,759
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    315,405            63,985            3,274            19,219          108,429
                                         ============      ============     ============      ============     ============

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT

                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $          -                19                -                 -
     Single Premium contracts issued
       on or after April 16, 1990....              38               373               36                 -
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990.......           4,009            97,653           17,554               816
                                         ------------      ------------     ------------      ------------
         Total.......................    $      4,047            98,045           17,590               816
                                         ============      ============     ============      ============


     The following table provides mortality and expense risk charges by contract type for the six month period ended June 30, 1999:

                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $         70                 -                -                21                -
     Single Premium contracts issued
       on or after April 16, 1990....           3,642             1,952              351                44              878
     Multiple Payment and Flexible
       Premium contracts.............           1,098               477                -                 -              621
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990.......         294,495            65,788            3,777             7,486           89,441
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    299,305            68,217            4,128             7,551           90,940
                                         ============      ============     ============      ============     ============

                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $          -                49                -                 -
     Single Premium contracts issued
       on or after April 16, 1990....              37               172              197                11
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990.......           2,735           104,499           19,843               926
                                         ------------      ------------     ------------      ------------
         Total.......................    $      2,772           104,720           20,040               937
                                         ============      ============     ============      ============

     The following table provides mortality and expense risk charges by contract type for the six month period ended June 30, 1998:

                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $     30,436             8,140              381                 5            3,865
     Single Premium contracts issued
       on or after April 16, 1990....           4,752             1,343            1,114               478            1,441
     Multiple Payment and Flexible
       Premium contracts.............           1,009               443                -                 -              566
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990.......         289,317            63,602            4,894             5,518           86,980
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    325,514            73,528            6,389             6,001           92,852
                                         ============      ============     ============      ============     ============

                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......    $          -            17,829              216                 -
     Single Premium contracts issued
       on or after April 16, 1990....              48               307               11                10
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990.......           2,683           107,068           17,481             1,091
                                         ------------      ------------     ------------      ------------
         Total.......................    $      2,731           125,204           17,708             1,101
                                         ============      ============     ============      ============


(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                               --------------
NATIONWIDE LIFE INSURANCE COMPANY                                Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220   U.S. Postage
                                                                    PAID
                                                               Columbus, Ohio
                                                               Permit No. 521
                                                               --------------


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company